SEC. File Nos.033-26431
811-05750

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 33

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 35
____________________

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

KIMBERLY S. VERDICK, Secretary
American Funds Short-Term Tax-Exempt Bond Fund
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street, 25th Floor
Los Angeles, California  90071-2228
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on August 7, 2009, pursuant to paragraph (b) of rule 485.

Pursuant to Rule 414 under the Securities Act of 1933, American Funds Short-Term Tax-Exempt Bond Fund, a Delaware statutory trust, as successor of The Tax-Exempt Money Fund of America, a Massachusetts business trust, is filing this amendment to the registration statement of American Funds Short-Term Tax-Exempt Bond Fund, and expressly adopts the registration statement of The Tax-Exempt Money Fund of America as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

...

[Logo - American Funds/(R)/]            The right choice for the long term/(R)/

American Funds
Short-Term Tax-Exempt Bond Fund/SM/

CLASS    TICKER
A......           F-1....           F-2....

PROSPECTUS

 August 7, 2009

TABLE OF CONTENTS

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 4   Principal risks
 5   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
11   Management and organization
14   Shareholder information
15   Choosing a share class
17   Purchase, exchange and sale of shares
22   Sales charges
24   Sales charge reductions and waivers
28   Rollovers from retirement plans to IRAs
29   Plans of distribution
30   Other compensation to dealers
31   How to sell shares
33   Distributions and taxes
35   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page intentionally left blank for this filing]


Investment objective

The fund's investment objective is to provide you with current income exempt from regular federal income tax, consistent with its stated maturity and quality standards, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 24 of this prospectus and on page 45 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your investment)

---------------------------------------------------------SHARE CLASSES---------

                                                   -----------------F-1 AND----
                                                        A             F-2

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed                  2.50%           none
 on purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on                none           none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                           none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------------SHARE CLASSES-------------

                                           ----A----------F-1----------F-2-----

-------------------------------------------------------------------------------

 Management fees                             0.38%       0.38%        0.38%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)         0.15        0.25         none
 fees/*/
-------------------------------------------------------------------------------
 Other expenses/*/                           0.07        0.19         0.19
-------------------------------------------------------------------------------
 Total annual fund operating expenses        0.60        0.82         0.57

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $310    $437     $576      $  981
---------------------------------------------------------------------
 F-1                                84     262      455       1,014
---------------------------------------------------------------------
 F-2                                58     183      318         714
---------------------------------------------------------------------

* Because the fund was previously a money market fund and its expenses are not representative of a short-term tax-exempt bond fund, other expenses and 12b-1 fees are based on estimates for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the fund's most recent fiscal year it was a money market fund and was not required to disclose its portfolio turnover rate.

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may, however, invest up to 20% of its assets in securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion of the distributions may be included in determining a shareholder's federal alternative minimum tax. The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of
A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 6 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The results for the years shown reflect the operation of the fund as a money market fund prior to its conversion to a short-term tax-exempt bond fund. The fund's expenses were lower as a money market fund than estimated for the fund as a short-term bond fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
(FORMERLY THE TAX-EXEMPT MONEY FUND OF AMERICA)

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]

1999      2.60
2000      3.50
2001      2.35
2002      0.89
2003      0.46
2004      0.66
2005      1.93
2006      2.95
2007      3.18
2008      1.54

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    0.93%  (quarter ended December 31, 2000)
LOWEST                     0.10%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2009, was 0.02%.

The Investment Results table below reflects the fund's investment results as a money market fund without any initial or contingent deferred sales charges.
Investment results include the fund's results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund's results if it were operated as a short-term tax-exempt bond fund during the period shown.

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008:

 SHARE CLASS               INCEPTION DATE    1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------------

 A - Before taxes            10/24/89        1.54%    2.05%    2.00%      2.55%
   - After taxes on                          1.54     2.05     2.00        N/A
     distributions
   - After taxes on distributions and        1.54     2.05     2.00        N/A
     sale of fund shares

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Short 1-5  5.37%     N/A      N/A          N/A
 Years Index
 Lipper Short Municipal Debt Funds     0.12     1.69%    2.86%        3.88%
 Average
 Class A annualized 30-day yield at June 30, 2009: 0.00%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The Barclays Capital Municipal Short 1-5 Years Index reflects the market sectors in which the fund primarily invests. The Lipper Short Municipal Debt
   Funds Average includes other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN        Less than 1 year     Senior Vice President - Fixed
 President                (since the fund's    Income,
                             conversion)       Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 NEIL L. LANGBERG         Less than 1 year     Senior Vice President - Fixed
 Senior Vice President    (since the fund's    Income,
                             conversion)       Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all class shares)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income exempt from regular federal income tax, consistent with its stated maturity and quality standards, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may, however, invest up to 20% of its assets in securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Additional investment results

Unlike the table on page 6, the table below reflects the fund's results calculated without sales charges. As on page 6, the results for the years shown reflect the operation of the fund as a money market fund prior to its conversion to a short-term tax-exempt bond fund.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              10/24/89         1.54%    2.05%    2.00%      2.55%
   - After taxes on                             1.54     2.05     2.00        N/A
     distributions
   - After taxes on distributions and           1.54     2.05     2.00        N/A
     sale of fund shares

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Short 1-5  5.37%     N/A      N/A          N/A
 Years Index
 Lipper Short Municipal Debt Funds     0.12     1.69%    2.86%        3.88%
 Average
 Class A distribution rate at December 31, 2008: 1.53%/3/
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The Barclays Capital Municipal Short 1-5 Years Index reflects the market sectors in which the fund primarily invests. The Lipper Short Municipal Debt
   Funds Average includes other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
3  The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 6 show how the fund's average annual total returns compare with various broad measures of market performance.
The Barclays Capital Municipal Short 1-5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index began on July 31, 2005; therefore, results prior to that are not shown. The Lipper Short Municipal Debt Funds
Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

                                       10

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       11

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       12

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary individual portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
---------------------------------------------------------------------------------------

 BRENDA S. ELLERIN     Investment              Less than 1 year    Serves as a
                       professional for 19    (since the fund's    fixed-income
                       years in total;           conversion)       portfolio counselor
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------
 NEIL L. LANGBERG      Investment              Less than 1 year    Serves as a
                       professional for 31    (since the fund's    fixed-income
                       years, all with           conversion)       portfolio counselor
                       Capital Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. HOWEVER,
TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES. UNLESS OTHERWISE NOTED, REFERENCES IN THIS PROSPECTUS
TO CLASS F SHARES REFER TO BOTH CLASS F-1 AND F-2 SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example,
  Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future; and

.. availability of share class -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                       15

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 2.50% (reduced for purchases of $500,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .15% annually
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 0.90% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        Class B shares are not offered by the fund at this
                         time
 Conversion              automatic conversion to Class A shares in the month of
                         the eight-year anniversary of the purchase date,
                         reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        Class C shares are not offered by the fund at this
                         time
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to having 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       16

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Purchase, exchange and sale of shares

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

                                       17

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

PURCHASE OF CLASS A SHARES

You may generally open an account and purchase Class A shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually, depending on the services offered.

CLASS B AND C SHARES

Class B and C shares are not being offered by the fund at this time.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

                                       18

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       19

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUNDS AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page 7 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

                                       20

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

                                       21

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       22

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

                                       23

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

                                       24

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

                                       25

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from redemptions and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on
Class A shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       26

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

                                       27

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A or F shares through an
IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       28

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares and up to .50% for
Class F-1 shares. Up to .15% and .25% of these expenses for Class A and F-1 shares, respectively, may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for Class F-1 shares may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       29

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       30

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       31

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       32

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Moreover, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund. Any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

                                       33

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       34

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results. The information for the periods provided is prior to the fund's conversion from a money market fund to a short-term tax-exempt bond fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and
Management Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by
PricewaterhouseCoopers LLP (except for the six months ended March 31, 2009), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

(FORMERLY THE TAX-EXEMPT MONEY FUND OF AMERICA)

                        Net asset              Dividends   Net asset
                         value,       Net       from net    value,
                        beginning  investment  investment     end       Total
                        of period  income/1/     income    of period  return/2/
---------------------------------------------------------------------------------

CLASS A:
Six months ended          $1.00      $.003      $(.003)      $1.00       .33%
3/31/2009/3/
Year ended 9/30/2008       1.00       .020       (.020)       1.00      1.99
Year ended 9/30/2007       1.00       .031       (.031)       1.00      3.19
Year ended 9/30/2006       1.00       .027       (.027)       1.00      2.76
Year ended 9/30/2005       1.00       .016       (.016)       1.00      1.63
Year ended 9/30/2004       1.00       .005       (.005)       1.00       .49

                                         Ratio of       Ratio of
                         Net assets,    expenses to   expenses to    Ratio of net
                           end of       average net   average net     income to
                           period      assets before  assets after   average net
                        (in millions)     waivers      waivers/2/     assets/2/
----------------------------------------------------------------------------------

CLASS A:
Six months ended            $890           .50%/4/       .47%/4/         .65%/4/
3/31/2009/3/
Year ended 9/30/2008         810           .47           .43            1.93
Year ended 9/30/2007         580           .51           .47            3.14
Year ended 9/30/2006         460           .52           .48            2.73
Year ended 9/30/2005         405           .53           .50            1.61
Year ended 9/30/2004         418           .53           .53             .49

1  Based on average shares outstanding.
2  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.
   In addition, for the six months ended March 31, 2009, due to lower short-term interest rates, Capital Research and Management Company agreed to pay a portion of fees and expenses.
3  Unaudited. Based on operations for the period shown and, accordingly, may not be representative of a full year.
4  Annualized.
                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

                                       35


NOTES

                                       36

American Funds Short-Term Tax-Exempt Bond Fund / Prospectus


NOTES

                                       37

                    American Funds Short-Term Tax-Exempt Bond Fund / Prospectus

[Logo - American Funds /(R)/]         The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180

FOR RETIREMENT PLAN SERVICES     Call your employer or plan
                                 administrator

                                 American FundsLine
FOR 24-HOUR INFORMATION          800/325-3590
                                 americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
D.C. (202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                                 Investment Company File No. 811-05750
                                                                                             MFGEPR-939-0809P Litho in USA CGD/B/10075
--------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust


                 AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

                                     Part B
                      Statement of Additional Information

                               August 7, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Short-Term Tax-Exempt Bond Fund (the "fund"
or "STEX") dated August 7, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                 American Funds Short-Term Tax-Exempt Bond Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Class A                   Class F-1                   Class F-2

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund may invest up to 20% of its assets in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 80% of its assets in debt securities rated
     AA- or Aa3 or better (or in the case of short-term securities, those rated in the highest quality category) by a Nationally Recognized Statistical
     Rating Organization ("NRSRO") or that are unrated but determined by the fund's investment adviser to be of equivalent quality, including money market instruments.

..    The fund may invest up to 20% of its assets in debt securities rated in the
     A rating category by a NRSRO or that are unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund's dollar-weighted average maturity will be no greater than three years. The maturity of a debt instrument is normally its ultimate maturity date unless the fund's investment adviser determines it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid earlier.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 3

economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 4

the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL LEASE OBLIGATIONS -- The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

INSURED MUNICIPAL BONDS -- The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund's shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. COMMONWEALTH OBLIGATIONS -- The fund may invest in obligations of the
Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin
Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the fund's holdings in such obligations.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders.
For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

CASH AND CASH EQUIVALENTS -- The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less),
(c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 5

variable rate debt issued by municipal conduits for corporate obligors and (e)
securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

TEMPORARY INVESTMENTS -- A portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such temporary investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements. These investments may be made when deemed advisable for temporary defensive purposes or when the investment adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund's objectives.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 6

response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of trustees.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buy a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CONCENTRATION OF INVESTMENTS -- The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 7

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The portfolio turnover rate would equal 100% if each security in a fund's portfolio were replaced once per year. The fund was a money market fund during its 2007 and 2008 fiscal years and, therefore, not required to disclose portfolio turnover rates.

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 8

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the relevant fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

          a.  Borrow money;

          b.  Issue senior securities;

          c.  Underwrite the securities of other issuers;

          d.  Purchase or sell real estate or commodities;

          e.  Make loans; or

          f. Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry or group of industries.

2.   The fund may not invest in companies for the purpose of exercising control or management.

3.   The Fund will maintain its status as a tax-exempt fund consistent with (i)
the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of the fund's fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.

            American Funds Short-Term Tax-Exempt Bond Fund -- Page 9

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3%
of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in the same industry.

For purposes of fundamental policy 3, the fund must, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from federal income tax.  Additionally, the fund may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 10

                             MANAGEMENT OF THE FUND

BOARDS OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                  NUMBER OF
 POSITION WITH FUND                                           PORTFOLIOS/3/
 (YEAR FIRST ELECTED             PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/2/)                 DURING PAST FIVE YEARS       BY TRUSTEE               BY TRUSTEE
-------------------------------------------------------------------------------------------------------------

 Ambassador Richard G.         Corporate director and              14         Carnival Corporation
 Capen, Jr., 75                author; former U.S.
 Trustee (1999)                Ambassador to Spain; former
                               Vice Chairman,
                               Knight-Ridder, Inc.
                               (communications company);
                               former Chairman and
                               Publisher, The Miami Herald
-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 76     Private investor; former            14         AECOM Technology Corporation;
 Trustee (1989)                President and CEO, The                         DineEquity, Inc.;
                               Mission Group (non-utility                     Ducommun Incorporated;
                               holding company, subsidiary                    SouthWest Water Company
                               of Southern California
                               Edison Company)
-------------------------------------------------------------------------------------------------------------
 James G. Ellis, 62            Dean and Professor of               13         Quiksilver, Inc.
 Trustee (2009)                Marketing, University of
                               Southern California
-------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74             Chairman of the Board,              17         None
 Chairman of the Boards        Senior Resource Group LLC
 (Independent and              (development and management
 Non-Executive) (1989)         of senior living
                               communities)
-------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63         President and CEO, Fuller           15         None
 Trustee (1995)                Consulting (financial
                               management consulting firm)
-------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 62           Private investor; former            17         JPMorgan Value Opportunities
 Trustee (2005)                President, Dumbarton Group                     Fund, Inc.;
                               LLC (securities industry                       The Swiss Helvetia Fund, Inc.
                               consulting); former
                               Executive Vice President -
                               Policy and Oversight, NASD
-------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,    Director, Accounting                 5         None
 54                            Program, University of
 Trustee (2009)                Redlands
-------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 74      Chairman of the Board, AECOM        13         Sempra Energy;
 Trustee (1991)                Technology Corporation                         SouthWest Water Company
                               (engineering, consulting and
                               professional technical
                               services)
-------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 65          Principal, The Sanchez              12         None
 Trustee (1999)                Family Corporation dba
                               McDonald's Restaurants
                               (McDonald's licensee)
-------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 51        President and CEO, Margaret          3         None
 Trustee (2009)                Spellings & Company; former
                               United States Secretary of
                               Education, United States
                               Department of Education -
                               Federal Government Agency;
                               former Assistant to the
                               President for Domestic
                               Policy, The White House -
                               Federal Government,
                               Executive Branch - Domestic
                               Policy
-------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60     President and Professor of          14         None
 Trustee (2009)                Anthropology, The University
                               of Tulsa; former President
                               and Professor of
                               Archaeology, Claremont
                               Graduate University
-------------------------------------------------------------------------------------------------------------

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 11

"INTERESTED" TRUSTEES/6,7/

                               PRINCIPAL OCCUPATION(S)
                               DURING PAST FIVE YEARS
 NAME, AGE AND                      AND POSITIONS             NUMBER OF
 POSITION WITH FUND         HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED        OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/OFFICER/2/)            OF THE FUND             BY TRUSTEE        BY TRUSTEE OR OFFICER
--------------------------------------------------------------------------------------------------------

 Brenda S. Ellerin,  45     Senior Vice President - Fixed         2         None
 President and Trustee      Income, Capital Research and
 (2009)                     Management Company
--------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 60     Vice Chairman of the Board,          13         None
 Vice Chairman and          Capital Research and
 Trustee (1992)             Management Company; Senior
                            Vice President - Fixed
                            Income, Capital Research and
                            Management Company
--------------------------------------------------------------------------------------------------------

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 12

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Neil L. Langberg, 56    Senior Vice President - Fixed Income, Capital
 Senior Vice             Research and Management Company
 President (1989)
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 39           Management Group, Capital Research and Management
 Vice President          Company; Vice President and Counsel, Capital Bank and
 (2003)                  Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 44                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 M. Susan Gupton, 35     Vice President - Fund Business Management Group,
 Treasurer (2008)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 34                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34      Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2005)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1  The term "independent" trustee refers to a trustee who is not an "interested person" of the fund within the meaning of the 1940 Act.
2  Trustees and officers of the fund serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5  The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
   1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2008 gross revenues.
6  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 13

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          TRUSTEES
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        TRUSTEES          ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY TRUSTEE         TO FUND         BY TRUSTEE
--------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
--------------------------------------------------------------------------------------------
 Richard G. Capen,           None         Over $100,000      $10,001 -       Over $100,000
 Jr.                                                          $50,000
--------------------------------------------------------------------------------------------
 H. Frederick                None         Over $100,000         N/A          Over $100,000
 Christie
--------------------------------------------------------------------------------------------
 James G. Ellis/3/           None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000      $10,001 -       Over $100,000
                            $50,000                           $50,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller           None           $50,001 -      $1 - $10,000      Over $100,000
                                            $100,000
--------------------------------------------------------------------------------------------
 R. Clark Hooper             None         Over $100,000         N/A            $50,001 -
                                                                               $100,000
--------------------------------------------------------------------------------------------
 Laurel B.                   None             None              N/A               N/A
 Mitchell/3/
--------------------------------------------------------------------------------------------
 Richard G. Newman       $1 - $10,000     Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Frank M. Sanchez        $1 - $10,000       $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Margaret                    None             None              N/A               N/A
 Spellings/4/
--------------------------------------------------------------------------------------------
 Steadman Upham/3/           None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 14

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                  BY TRUSTEE
-----------------------------------------------------------------------------

 "INTERESTED" TRUSTEES
-----------------------------------------------------------------------------
 Brenda S. Ellerin         Over $100,000                Over $100,000
-----------------------------------------------------------------------------
 Paul G. Haaga,                 None                     Over $100,000
 Jr.
-----------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a director/trustee of a particular fund. The amounts listed for "interested" directors/trustees include shares owned through
   The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
3  James G. Ellis, Laurel B. Mitchell and Steadman Upham were elected to the board of trustees on June 15, 2009. As of June 30, 2009, Laurel B. Mitchell
   owned shares of all funds in the American Funds family overseen by her in the range of $10,001 - $50,000.
4  Margaret Spellings was appointed to the board of trustees effective August 7,
   2009.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent trustee an annual fee, which ranges from $424 to $860, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 15

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2008

                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                            AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                            (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                           DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                  NAME                                           FROM THE FUND             CAPITAL RESEARCH AND
                                                                                                                MANAGEMENT
                                                                                                       COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr./3/                                                           $2,962                       $215,444
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                               2,553                        434,092
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis/4/                                                                     N/A                        107,332
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                    2,449                        368,078
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                   2,839                        327,886
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                     2,930                        330,940
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell/4/                                                                 N/A                            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   2,115                        226,037
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                    2,271                        120,535
------------------------------------------------------------------------------------------------------------------------------------
 Margaret Spellings/5/                                                                 N/A                            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/4/                                                                     N/A                        198,581
------------------------------------------------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended September 30, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating trustees is as follows: Richard G. Capen
   ($10,422), Martin Fenton ($13,890) and Leonard R. Fuller ($85). Amounts
   deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.
4  James G. Ellis, Laurel B. Mitchell and Steadman Upham were elected to the board of trustees on June 15, 2009, therefore, they did not receive any compensation from the fund during fiscal 2008.
5  Margaret Spellings was appointed to the board of trustees effective August 7,
   2009.

As of July 8, 2009, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 5, 1988 and was reorganized as a Delaware statutory trust on August 7, 2009. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and must act with the care, skill, prudence

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 16

and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a
class on matters that affect that class alone.   In addition, the trustees have
the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's declaration of trust and by-laws as well as separate indemnification agreements that the fund has entered into with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an audit committee comprised of James G. Ellis, Martin Fenton, Richard G. Newman, Frank M. Sanchez and
Margaret Spellings, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers.
The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2008 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr., H.
Frederick Christie, James G. Ellis, Martin Fenton, Leonard R. Fuller, R. Clark
Hooper, Laurel B. Mitchell, Richard G. Newman, Frank M. Sanchez, Margaret
Spellings and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2008 fiscal year.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 17

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr., H. Frederick Christie, James G. Ellis, Martin Fenton, Leonard R.
Fuller, R. Clark Hooper, Richard G. Newman, Frank M. Sanchez, and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Four nominating and governance committee meetings were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 18

vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 19

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on July 8, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

           NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Trust Account                            Record      Class A         5.75%
 Los Angeles, CA
------------------------------------------------------------------------------
 Edward D. Jones & Co.                    Record      Class A         5.54
 Omnibus Account
 Maryland Heights, MO
------------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES REFER TO CLASS F-1 AND F-2 SHARE CLASSES.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year,

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 20

a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.
Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks depending on his or her investment focus: Barclays Capital Municipal
Short 1-5 Years Index and Lipper Short Municipal Debt Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF SEPTEMBER 30, 2008:

                                                            NUMBER
                                                           OF OTHER
                                         NUMBER             POOLED            NUMBER
                                        OF OTHER          INVESTMENT         OF OTHER
                                       REGISTERED      VEHICLES (PIVS)       ACCOUNTS
                                       INVESTMENT         FOR WHICH         FOR WHICH
                                    COMPANIES (RICS)      PORTFOLIO         PORTFOLIO
                                        FOR WHICH         COUNSELOR         COUNSELOR
                                        PORTFOLIO        IS A MANAGER      IS A MANAGER
                      DOLLAR RANGE      COUNSELOR      (ASSETS OF PIVS      (ASSETS OF
                        OF FUND       IS A MANAGER     IN BILLIONS)/3/    OTHER ACCOUNTS
     PORTFOLIO           SHARES      (ASSETS OF RICS                     IN BILLIONS)/4/
     COUNSELOR          OWNED/1/     IN BILLIONS)/2/
-------------------------------------------------------------------------------------------
                                                        <C
 Brenda S. Ellerin      None/5/         4      $11.7         None              None
--------------------------------------------------------------------------------------------
 Neil L. Langberg         Over          4      $12.8         None              None
                       $1,000,000
--------------------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
   No fund has an advisory fee that is based on the performance of the fund.
3  Represents funds advised or sub-advised by Capital Research and Management
   Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
   Group International, Inc., an affiliate of Capital Research and Management
   Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5  As of December 31, 2008, Brenda S. Ellerin owned Over $1,000,000 of shares of the fund.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 21

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 1, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

Capital Research and Management Company manages the investment portfolios and business affairs of the fund and receives an annual fee from the fund as follows:

     0.39% on the first $200 million of average net assets; plus 0.37% on average daily net assets between $200 million and $600 million; plus 0.33%
     on the portion of average daily net assets between $600 million and $1.2 billion; plus 0.29% on average daily net assets in excess of $1.2 billion.

For the fiscal years ended September 30, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund management fees of $2,915,000,
$1,939,000 and $1,693,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $2,623,000 (a reduction of $292,000), $1,745,000 (a reduction of
$194,000) and $1,524,000 (a reduction of $169,000) for the fiscal years ended
September 30, 2008, 2007 and 2006, respectively. For the period from September
1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees it was otherwise entitled to receive under the Agreement. From
April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that it was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

The investment adviser has agreed that in the event the expenses of the fund
(with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 22

other expenses excludable under applicable state securities laws or regulations)
for any fiscal year ending on a date on which the fund's Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.
Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C and F shares will continue in effect until October 31,
2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares. The investment adviser may contract with third parties, including American Funds Service Company/(R)/, the fund's Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class for administrative services provided to these share classes.
Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds' applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were $108,000 for Class R-5 shares. The fund discontinued sales of Class R-5 shares on June 15, 2009. The fund did not offer
Class C or F shares in the 2008 fiscal year and is not currently offering Class
C shares.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 23

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

In addition, the fund reimburses the Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1 shares.

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, no 12b-1 fees are paid from Class F-2 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plan may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plan for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under the Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A -- For Class A shares, up to 0.15% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal
     Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to 0.15% for
     Class A shares under the applicable Plan.

     Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases
     (which are described in further detail under the "Sales Charges" section of this statement of additional information document) in excess of the Class A
     Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 24

     CLASS B -- The Plan for Class B shares provides for payments to the
     Principal Underwriter of up to 0.15% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75%
     for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     CLASS C -- The Plan for Class C shares provides for payments to the
     Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75%
     for distribution-related expenses.

     CLASS F-1 -- The Plan for Class F-1 shares provides for payments to the
     Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses. The fund may annually expend up to 0.50% for Class F-1 shares under the applicable
     Plan with the approval of the board of trustees.

During the 2008 fiscal year, 12b-1 expenses accrued for Class A shares were
$311,000 and $33,000 remained unpaid. The fund did not offer Class B, C or F-1 shares during the 2008 fiscal year and is not currently offering Class B and C shares.

Approval of the Plans - As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the funds in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 25

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 26

     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
              Wells Fargo Investments, LLC

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 27

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 28

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 29

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended September 30, 2008, 2007 and 2006.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 30

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditors, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 31

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 32

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 33

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 34

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires the fund to distribute by
December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These dividends
     ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
     Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in the fund.

     A portion of the gain on municipal bonds purchased at market discount after
     April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

SHAREHOLDER TAXATION -- Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 35

distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 36

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 37

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 38

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts'

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 39

purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 40

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 41

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     A 403(b) plan may not invest in Class A shares unless such plan was invested in Class A shares prior to January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 42

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 43

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 44

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 45

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class
          529-E accounts may only be aggregated with an eligible employer plan.
          For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 46

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 47

     calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B shares of The Tax-Exempt Bond Fund of America,
     American High-Income Municipal Bond Fund and The Tax-Exempt Fund of
     California if your combined American Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A shares at the
     $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C shares of The Tax-Exempt Bond Fund of America, American
     High-Income Municipal Bond Fund and The Tax-Exempt Fund of California if
     such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 48

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

CDSC waivers are allowed only in the cases listed here and in the prospectus.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 49

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 50

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:

(a)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(b)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(c)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 51

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares
(up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 52

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) for American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account. The fund does not issue share certificates.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 53

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If a fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee by the fund of $184,000 for Class A shares for the 2008 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent trustees in their capacities as such.  A determination with respect to the independence of the fund's counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund's current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to
prospectus@americanfunds.com. The fund's annual financial statements are audited by the

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 54

fund's independent registered public accounting firm, PricewaterhouseCoopers
LLP. In addition, shareholders may also receive proxy statements for the fund.
In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 55

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 56

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line,
American FundsLine/(R)/, or when making share transactions:

                                         FUND NUMBERS
                        ------------------------------------------------------------
FUND                    CLASS A  CLASS B  CLASS C  CLASS F-1  CLASS F-2   CLASS R-5
------------------------------------------------------------------------------------

STOCK AND STOCK/BOND
FUNDS
AMCAP Fund/(R)/ . . .      02      202      302       402        602        2502
American Balanced
Fund/(R)/ . . . . . .      11      211      311       411        611        2511
American Mutual
Fund/(R)/ . . . . . .      03      203      303       403        603        2503
Capital Income
Builder/(R)/  . . . .      12      212      312       412        612        2512
Capital World Growth
and Income Fund/SM/ .      33      233      333       433        633        2533
EuroPacific Growth
Fund/(R)/ . . . . . .      16      216      316       416        616        2516
Fundamental
Investors/SM/ . . . .      10      210      310       410        610        2510
The Growth Fund of
America/SM/ . . . . .      05      205      305       405        605        2505
The Income Fund of
America/(R)/. . . . .      06      206      306       406        606        2506
International Growth
and Income Fund/SM/ .      34      234      334       434        634        2534
The Investment Company
of America/(R)/ . . .      04      204      304       404        604        2504
The New Economy
Fund/(R)/ . . . . . .      14      214      314       414        614        2514
New Perspective
Fund/(R)/ . . . . . .      07      207      307       407        607        2507
New World Fund/(R)/ .      36      236      336       436        636        2536
SMALLCAP World
Fund/(R)/ . . . . . .      35      235      335       435        635        2535
Washington Mutual
Investors Fund/SM/  .      01      201      301       401        601        2501
BOND FUNDS
American Funds
Short-Term Tax-Exempt
Bond Fund/SM/ . . . .     039      N/A      N/A       439        639         N/A
American High-Income
Municipal Bond
Fund/(R)/ . . . . . .      40      240      340       440        640         N/A
American High-Income
Trust/SM/ . . . . . .      21      221      321       421        621        2521
The Bond Fund of
America/SM/ . . . . .      08      208      308       408        608        2508
Capital World Bond
Fund/(R)/ . . . . . .      31      231      331       431        631        2531
Intermediate Bond Fund
of America/(R)/ . . .      23      223      323       423        623        2523
Limited Term
Tax-Exempt Bond Fund
of America/SM/  . . .      43      243      343       443        643         N/A
Short-Term Bond Fund
of America/SM/. . . .      48      248      348       448        648        2548
The Tax-Exempt Bond
Fund of America/(R)/       19      219      319       419        619         N/A
The Tax-Exempt Fund of
California/(R)/*. . .      20      220      320       420        620         N/A
The Tax-Exempt Fund of
Maryland/(R)/*. . . .      24      224      324       424        624         N/A
The Tax-Exempt Fund of
Virginia/(R)/*. . . .      25      225      325       425        625         N/A
U.S. Government
Securities Fund/SM/ .      22      222      322       422        622        2522
MONEY MARKET FUNDS
American Funds Money
Market Fund/SM/ . . .     059      259      359       459        659        2559
___________
*Qualified for sale only in certain
jurisdictions.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 57

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other
US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 58

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 59

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 60

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           American Funds Short-Term Tax-Exempt Bond Fund -- Page 61

...
The Tax-Exempt Money Fund of America

Investment portfolio
March 31, 2009
unaudited

[begin pie chart]
Texas	18.43%
Nevada	6.11%
Massachusetts	5.63%
Arizona	5.49%
Florida	4.88%
Maryland	4.88%
Minnesota	4.84%
New York	3.36%
Connecticut	3.19%
Tennessee	3.16%
Other states	39.36%
Other assets less liabilities	0.67%
[end pie chart]

	Principal
	amount	Value
Short-term securities - 99.33%	(000)	(000)

ALABAMA - 0.38%
Industrial Dev. Auth. of Mobile County, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 0.15% 2032 (1)	$300	$300
Industrial Dev. Board of the City of Decatur:
Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project), Series 2001, AMT, 0.40% 2035 (1)	3,300	3,300
Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project), Series 1995, AMT, 0.40% 2025 (1)	300	300
		3,900

ALASKA - 0.87%
City of Valdez, Marine Terminal Rev. Ref. Bonds:
BP Pipelines Inc. Project:
Series 2001, 0.15% 2037 (1)	400	400
Series 2003-A, 0.30% 2037 (1)	1,500	1,500
Series 2003-B, 0.30% 2037 (1)	4,100	4,100
Series 2003-C, 0.30% 2037 (1)	600	600
Exxon Pipeline Co. Project:
Series 1993-A, 0.15% 2033 (1)	1,100	1,100
Series 1993-B, 0.15% 2033 (1)	1,300	1,300
		9,000

ARIZONA - 5.49%
Industrial Dev. Auth., Industrial Dev. Rev. Bonds:
County of Apache 1983 Series B (Tuscon Electric Power Co. Springerville Project), 0.60% 2018 (1)	8,900	8,900
County of Pima (Tuscon Electric Power Co. Project), Series 2008-B, 0.37% 2029 (1)	5,000	5,000
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B:
0.35% 4/3/2009	7,500	7,500
0.50% 4/3/2009	4,500	4,500
0.35% 4/6/2009	10,475	10,475
0.60% 5/1/2009	3,000	3,000
0.60% 5/11/2009	3,000	3,000
Series C:
0.35% 4/3/2009	2,400	2,400
0.55% 4/6/2009	11,000	11,000
0.30% 4/7/2009	1,000	1,000
		56,775

CALIFORNIA - 2.42%
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	10,000	10,068
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.25% 2037 (1)	15,000	15,000
		25,068

COLORADO - 2.38%
City of Aurora, Hospital Rev. Ref. Bonds (Children's Hospital Association Project), Series 2008-C, 0.35% 2033 (1)	1,500	1,500
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program):
Series C-1, 0.50% 2035 (1)	500	500
Series C-4, 0.50% 2037 (1)	1,300	1,300
Series C-6, 0.50% 2036 (1)	700	700
Series D-5, 0.50% 2038 (1)	1,500	1,500
General Fund Tax and Rev. Anticipation Notes, Series 2008-A, 3.00% 6/26/2009	15,000	15,084
Health Facs. Auth., Rev. Bonds (Exempla, Inc.):
Series 2002-B, 0.35% 2033 (1)	1,450	1,450
Series 2009-A, 0.41% 2039 (1)	1,800	1,800
County of Pitkin, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project), Series 1994-B, AMT, 0.75% 2014 (1)	800	800
		24,634

CONNECTICUT - 3.19%
Health and Educational Facs. Auth., Rev. Bonds:
Yale University Issue:
Series S-2, TECP, 0.45% 5/6/2009	8,000	8,000
Series S-2, TECP, 0.45% 5/13/2009	8,000	7,999
Series U-2, 0.20% 2033 (1)	10,000	10,000
Yale-New Haven Hospital Issue, Series K-1, 0.28% 2025 (1)	6,000	6,000
Health and Educational Facs. Auth., Demand Rev. Bonds (Gaylord Hospital Issue), Series B, 0.50% 2037 (1)	1,000	1,000
		32,999

DELAWARE - 0.13%
Delaware River and Bay Auth., Rev. Ref. Bonds, Series 2008, 0.25% 2030 (1)	1,300	1,300

DISTRICT OF COLUMBIA - 0.97%
Metropolitan Area Transit Auth., Series 2006-A, TECP, 0.50% 5/11/2009	10,000	10,000

FLORIDA - 4.88%
Jacksonville Electric Auth.:
Electric System Rev. Bonds, Series 2001-B, 0.50% 2030 (1)	12,700	12,700
Rev. Bonds, Series 2000-B, TECP:
0.55% 5/6/2009	7,000	7,000
0.55% 5/6/2009	10,700	10,701
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project):
Series 2003-C, 0.35% 2033 (1)	4,500	4,500
Series 2007-B, 0.35% 2033 (1)	3,900	3,900
City of Miami, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Mercy Hospital Project), Series 1998, 0.50% 2020 (1)	3,350	3,350
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, AMT, 0.70% 2027 (1)	2,000	2,000
School Board of Orange County, Certs. of Part., Series 2008-E, 0.35% 2022 (1)	6,325	6,325
		50,476

GEORGIA - 0.27%
Dev. Auth. of Fulton County, Educational Facs. Rev. Bonds (Catholic Education of North Georgia, Inc. Project), Series 2002, 0.50% 2028 (1)	2,775	2,775

IDAHO - 0.73%
Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,550

ILLINOIS - 2.36%
City of Chicago, Second Lien Water Rev. Ref. Bonds, Series 2004-2, 0.46% 2031 (1)	10,000	10,000
Illinois Dev. Fin. Auth., Solid Waste Disposal Demand Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 0.70% 2023 (1)	2,000	2,000
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2008-B, 0.35% 2029 (1)	12,000	12,000
County of Will, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.15% 2026 (1)	400	400
		24,400

INDIANA - 0.71%
Hospital Auth. of the County of Elkhart, Hospital Rev. Bonds (Elkhart General Hospital, Inc.), Series 2008, 0.30% 2033 (1)	2,000	2,000
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2008-I, 0.40% 2037 (1)	1,325	1,325
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Hospitals Project), Series 2000-B, 0.55% 2028 (1)	3,500	3,500
City of Whiting, Industrial Sewage and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1999, AMT, 0.40% 2026 (1)	525	525
		7,350

KANSAS - 1.61%
Dev. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System):
Series 2006-C, 0.50% 2019 (1)	200	200
Series 2006-D, 0.50% 2031 (1)	14,500	14,500
State of Kansas, Dept. of Transportation Highway Rev. Bonds, Series 2004-C-1, 0.50% 2021 (1)	2,000	2,000
		16,700

KENTUCKY - 0.53%
County of Boone, Pollution Control Rev. Ref. Bonds (Duke Energy Kentucky, Inc. Project), Series 2008-A, 0.42% 2027 (1)	2,000	2,000
County of Breckinridge, Association of Counties Leasing Trust, Lease Program Rev. Bonds:
Series 1999, 0.35% 2029 (1)	1,010	1,010
Series 2001-A, 0.35% 2031 (1)	1,035	1,035
County of Trimble, Association of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2008-A, 0.40% 2038 (1)	1,500	1,500
		5,545

LOUISIANA - 0.96%
Industrial Dev. Board of the Parish of Calcasieu, Inc., Environmental Rev. Bonds (Citgo Petroleum Corp. Project), Series 1994, AMT, 0.40% 2024 (1)	1,200	1,200
Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 0.40% 2024 (1)	500	500
Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.10% 2019 (1)	2,400	2,400
Parish of St. Bernard, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.20% 2026 (1)	2,800	2,800
Parish of St. Charles, Pollution Control Rev. Ref. Bonds (Shell Oil Co. Project), Series 1992-B, 0.30% 2022 (1)	3,000	3,000
		9,900

MARYLAND - 4.88%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 0.50% 5/4/2009	10,000	10,000
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 0.70% 2037 (1)	2,280	2,280
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), TECP:
Series 2001-B:
0.35% 4/7/2009	2,000	2,000
0.45% 5/6/2009	2,156	2,156
Series A:
0.35% 4/3/2009	2,000	2,000
0.30% 4/7/2009	8,611	8,610
0.50% 5/8/2009	11,350	11,350
0.50% 5/13/2009	10,000	10,000
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Sewage Disposal Ref. Bonds of 2003, 5.25% 6/1/2009	2,055	2,072
		50,468

MASSACHUSETTS - 5.63%
G.O. Bonds:
Demand Bonds, Consolidated Loan of 2006, Series B, 0.40% 2026 (1)	16,900	16,900
Ref. Bonds (Demand Bonds), Series 1998-A, 0.35% 2016 (1)	10,000	10,000
Ref. Bonds, TECP:
Series 2000-F, 0.32% 4/3/2009	1,000	1,000
Series 2006-F, 0.32% 4/1/2009	6,300	6,300
Rev. Anticipation Notes, Series 2008-B, 4.00% 4/30/2009	7,000	7,021
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series BB, 0.20% 2034 (1)	2,000	2,000
Port. Auth., TECP:
Series 2003-A, 0.32% 4/3/2009	5,000	5,000
Series 2003-B, AMT, 0.32% 4/1/2009	10,000	10,000
		58,221

MICHIGAN - 2.37%
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.30% 4/2/2009	12,500	12,500
Regents of the University of Michigan:
General Rev. Bonds, Series 2002, 0.27% 2032 (1)	1,965	1,965
Series H, TECP:
0.35% 4/2/2009	4,000	4,000
0.35% 4/2/2009	6,000	6,000
		24,465

MINNESOTA - 4.84%
City of Minneapolis, Health Care System Demand Rev. Bonds (Fairview Health Services), Series 2008-E, 0.25% 2047 (1)	3,000	3,000
City of Rochester, Health Care Facs. Rev. Bonds:
Mayo Foundation, Series 2002-B, 0.25% 2032 (1)	10,000	10,000
Mayo Foundation/Mayo Medical Center, TECP:
Series 2000-B, 0.50% 4/6/2009	2,000	2,000
Series 2001-D, 0.50% 4/7/2009	5,000	5,000
Series 2008-C, 0.30% 4/8/2009	10,000	10,000
Regents of the University of Minnesota, TECP:
Series 2005-A, 0.30% 4/2/2009	2,100	2,100
Series 2007-B, 0.30% 4/13/2009	9,985	9,984
Series 2007-C, 0.50% 4/3/2009	8,000	8,000
		50,084

MISSISSIPPI - 0.74%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project):
Series 2007-A, 0.30% 2030 (1)	1,100	1,100
Series 2007-E, 0.25% 2030 (1)	1,445	1,445
Jackson County, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.30% 2023 (1)	2,200	2,200
Business Fin. Corp., Tax-Exempt Gulf Opportunity Zone Rev. Bonds (Tindall Corp. Project), Series 2007, 0.48% 2028 (1)	2,900	2,900
		7,645

MISSOURI - 2.10%
Curators of the University of Missouri, Demand System Facs. Rev. Bonds, Series 2006-B, 0.24% 2035 (1)	3,500	3,500
Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds:
Saint Louis University:
Series 2008-A-1, 0.40% 2035 (1)	1,800	1,800
Series 2008-A-2, 0.40% 2035 (1)	800	800
Washington University:
Series 1996-B, 0.32% 2030 (1)	1,000	1,000
Series 1996-D, 0.35% 2030 (1)	3,200	3,200
Series 2000-C, 0.35% 2040 (1)	2,700	2,700
Series 2003-B, 0.23% 2033 (1)	2,700	2,700
Series 2004-B, 0.23% 2034 (1)	4,000	4,000
Industrial Dev. Auth. of St. Joseph, Demand Health Facs. Rev. Bonds (Heartland Regional Medical Center), Series 2009-A, 0.41% 2043 (1)	2,000	2,000
		21,700

MONTANA - 1.28%
Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2003:
0.50% 2025 (1)	3,135	3,135
0.46% 2035 (1)	9,000	9,000
City of Great Falls, Multi-family Housing Rev. Bonds (Autumn Run Apartments Project), Series 1998, AMT, 0.63% 2038 (1)	1,100	1,100
		13,235

NEBRASKA - 2.44%
Omaha Public Power Dist., TECP:
0.35% 4/1/2009	15,400	15,400
0.60% 5/7/2009	2,500	2,500
0.50% 5/14/2009	6,800	6,799
Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, 0.40% 2035 (1)	500	500
		25,199

NEVADA - 6.11%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), Series 2004-A, TECP:
0.50% 5/1/2009	12,300	12,300
0.50% 5/4/2009	15,500	15,500
0.50% 5/5/2009	15,500	15,500
0.55% 5/5/2009	3,000	3,000
City of Reno, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project), Series 2008-A, 0.30% 2042 (1)	16,900	16,900
		63,200

NEW HAMPSHIRE - 0.72%
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue):
Series 2007-A, 0.20% 2031 (1)	5,195	5,195
Series 2007-B, 0.20% 2041 (1)	2,300	2,300
		7,495

NEW JERSEY - 0.77%
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2008-C, 0.22% 2036 (1)	8,000	8,000

NEW YORK - 3.36%
Dormitory Auth., Rev. Bonds (Cornell University):
Series 2008-B, 0.28% 2037 (1)	1,300	1,300
Series 2008-C, 0.45% 2037 (1)	11,300	11,300
Tompkins County, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project), Series 2002-A, 0.34% 2030 (1)	6,000	6,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds:
Fiscal Series 1999-A, Subseries A-1, 0.30% 2022 (1)	3,100	3,100
Series 1999-B, Subseries B-3, 0.30% 2028 (1)	12,000	12,000
Dormitory Auth., Trustees of Columbia University in the City of New York (Columbia University 1997 Issue), Series 1997, TECP, 0.50% 5/4/2009	1,000	1,000
		34,700

NORTH CAROLINA - 1.19%
Capital Facs. Fin. Agcy.:
Duke University Issue, Series A-2, TECP:
0.40% 4/1/2009	7,581	7,581
0.55% 4/1/2009	475	475
0.50% 5/6/2009	1,171	1,171
Educational Facs. Rev. Bonds:
Catawba College, Series 2006, 0.47% 2031 (1)	1,040	1,040
Methodist College, Inc., Series 2005, 0.48% 2030 (1)	1,000	1,000
Student Housing Facs. Rev. Bonds (NCUU Real Estate Foundation, Inc. Project), Series 2003-A, 0.48% 2034 (1)	1,020	1,020
		12,287

OHIO - 0.90%
Collateralized Air Quality, Dev. Rev. Ref. Bonds (Dayton Power and Light Company Project), Series 2008-A, 0.48% 2040 (1)	1,000	1,000
Ohio State University, General Receipts, Series I, TECP, 0.15% 4/2/2009	8,300	8,300
		9,300

OREGON - 1.08%
County of Clackamas, Hospital Fac. Auth. Rev. Bonds (Legacy Health System), Series 2008-C, 0.41% 2037 (1)	3,600	3,600
Health, Housing, Educational and Cultural Facs. Auth., Demand Rev. Bonds (Peacehealth), Series 1995, 0.25% 2015 (1)	1,530	1,530
City of Salem, Hospital Fac. Auth. Rev. Bonds (Salem Hospital Project), Series 2008-B, 0.30% 2034 (1)	6,000	6,000
		11,130

RHODE ISLAND - 0.77%
Health and Educational Building Corp., Tax-Exempt Standard Notes (Brown University), Series 2006-A, TECP, 0.50% 5/8/2009	8,000	8,000

SOUTH CAROLINA - 1.47%
Berkeley County, Pollution Control Rev. Ref. Bonds (Amoco Chemical Co. Project), Series 1994, 0.30% 2012 (1)	1,400	1,400
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
0.55% 4/6/2009	7,300	7,300
0.60% 5/1/2009	6,505	6,505
		15,205

SOUTH DAKOTA - 0.14%
Lawrence County, Pollution Control Rev. Ref. Bonds (Homestake Mining Co. of California Project), Series 1997-B, 0.45% 2032 (1)	1,500	1,500

TENNESSEE - 3.16%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County:
Demand Multi-family Housing Rev. Bonds (Weatherly Ridge Apartments Project), Series 2006-A, AMT, 0.63% 2041 (1)	2,500	2,500
Rev. Bonds (Vanderbilt University), Series 2000-A, 0.25% 2030 (1)	7,140	7,140
Vanderbuilt University, Series 2004-A, TECP:
0.35% 4/2/2009	6,500	6,500
0.15% 4/3/2009	15,660	15,660
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Rev. Bonds (YMCA Projects), Series 1998, 0.55% 2018 (1)	930	930
		32,730

TEXAS - 18.43%
Calhoun County, Navigation Industrial Dev. Auth. Port Rev. Bonds (British Petroleum Company P.L.C., Guarantor), Series 1998, AMT, 0.50% 2024 (1)	1,000	1,000
Capital Area Cultural Education, Facs. Fin. Corp., Demand Rev. Bonds (Summit Christian Academy Project), Series 2006, 0.57% 2033 (1)	1,500	1,500
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2001, AMT, 0.42% 2031 (1)	5,100	5,100
Gulf Coast Waste Disposal Auth.:
Environmental Facs. Rev. Bonds:
BP Products North America Inc. Project, Series 2006, AMT, 0.40% 2036 (1)	9,300	9,300
ExxonMobil Project, AMT:
Series 2000 AMT, 0.20% 2030 (1)	1,200	1,200
Series 2001-A, AMT, 0.20% 2030 (1)	1,000	1,000
Series 2001-B, AMT, 0.20% 2025 (1)	5,550	5,550
Pollution Control Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1992, 0.15% 2017 (1)	600	600
Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project), Series 1995, AMT, 0.20% 2027 (1)	10,000	10,000
Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1994, AMT, 0.45% 2023 (1)	3,100	3,100
Harris County, Unlimited Notes, Series C, TECP:
0.50% 5/11/2009	19,055	19,053
0.55% 6/1/2009	3,000	3,000
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP:
0.55% 5/7/2009	4,600	4,600
0.55% 5/7/2009	1,500	1,500
Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), AMT:
Series 2001, Subseries B-2, 0.20% 2039 (1)	4,000	4,000
Series 2001, Subseries B-4, 0.20% 2033 (1)	2,030	2,030
Series 2001-B, 0.20% 2029 (1)	10,000	10,000
Public Fin. Auth., G.O. Notes:
Series 2002-A, TECP:
0.40% 4/9/2009	5,000	5,000
0.45% 4/20/2009	5,000	5,000
0.50% 5/5/2009	5,000	5,000
0.45% 5/8/2009	6,000	5,999
0.50% 5/15/2009	2,400	2,400
Series 2003, TECP:
0.30% 4/7/2009	7,000	7,000
0.35% 4/7/2009	21,000	21,000
0.50% 5/11/2009	9,000	9,000
Series 2008, TECP, 0.30% 4/7/2009	3,000	3,000
City of San Antonio, Education Facs. Corp., Demand Rev. Bonds (University of the Incarnate Word Project), Series 2007, 0.45% 2027 (1)	3,195	3,195
Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	7,000	7,073
Board of Regents of the Texas A&M University System:
Rev. Fncg. System Bonds:
Series 2005-A, 5.00% 5/15/2009	2,000	2,011
Series 2005-B, 5.00% 5/15/2009	5,065	5,092
Rev. Fncg. System Notes, Series B, TECP, 0.40% 4/6/2009	9,000	9,000
Board of Regents of the University of Texas System:
Permanent University Fund Bonds, Series 2008-A, 0.15% 2038 (1)	3,500	3,500
Rev. Fncg. System Ref. Bonds, Series 2001-A, 0.20% 2013 (1)	1,600	1,600
Rev. Fncg. System, Series 2002-A, TECP:
0.25% 4/6/2009	7,154	7,154
0.50% 5/7/2009	6,000	6,000
		190,557

UTAH - 0.87%
Board of Regents, Student Loan Rev. Bonds, Series 2008-A, AMT, 0.57% 2048 (1)	9,000	9,000

VIRGINIA - 1.36%
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University Foundations Projects), Series 2006, 0.50% 2036 (1)	3,500	3,500
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), TECP, Series 1987-A, 0.35% 4/1/2009	3,000	3,000
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.35% 2026 (1)	7,550	7,550
		14,050

WASHINGTON - 2.12%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), AMT:
Series 2003, 0.40% 2038 (1)	2,600	2,600
Series 2006, 0.40% 2040 (1)	2,200	2,200
Series 2007, 0.40% 2041 (1)	4,200	4,200
Econ. Dev. Fin. Auth. Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-E, AMT, 0.70% 2027 (1)	5,000	5,000
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Cedar Ridge Retirement Project), Series 2005-A, AMT, 0.63% 2041 (1)	2,500	2,500
Public Power Supply System:
Project No. 1 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.62% 2017 (1)	3,900	3,900
Projects Nos. 1 and 3 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.46% 2018 (1)	1,500	1,500
		21,900

WISCONSIN - 2.09%
Operating Notes of 2008, 3.00% 6/15/2009	20,000	20,108
University of Wisconsin Hospitals and Clinics Auth., Demand Rev. Ref. Bonds, Series 2009-1, 0.50% 2032 (1)	1,500	1,500
		21,608

WYOMING - 2.63%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project):
Series 1987-A, AMT, 0.20% 2017 (1)	7,000	7,000
Series 1987-C, AMT, 0.20% 2017 (1)	3,900	3,900
Sweetwater County:
Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP:
0.40% 4/1/2009	7,700	7,700
0.50% 5/15/2009	4,800	4,800
Environmental Improvement Rev. Bonds (PacifiCorp Project), Series 1995, AMT, 0.75% 2025 (1)	3,800	3,800
		27,200

Total investment securities (cost: $1,027,038,000)		1,027,251
Other assets less liabilities		6,903

Net assets		$1,034,154

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,027,038)		$1,027,251
Cash		8,674
Other assets		31
Receivables for:
Sales of investments	$5,555
Sales of fund's shares	943
Interest	1,956	8,454
		1,044,410
Liabilities:
Payables for:
Repurchases of fund's shares	9,790
Investment advisory services	323
Services provided by affiliates	75
Trustees' deferred compensation	33
Other	35	10,256
Net assets at March 31, 2009		$1,034,154

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,033,973
Distributions in excess of net investment income		(32)
Net unrealized appreciation		213
Net assets at March 31, 2009		$1,034,154

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,034,039 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$889,996	889,897	$1.00
Class R-5	144,158	144,142	1.00

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest			$6,029

Fees and expenses*:
Investment advisory services	$1,928
Distribution services	240
Transfer agent services	112
Administrative services	77
Reports to shareholders	16
Registration statement and prospectus	80
Trustees' compensation	8
Auditing and legal	25
Custodian	11
State and local taxes	10
U.S. Treasury Guarantee Program	201
Other	42
Total fees and expenses before reimbursements/waivers	2,750
Less reimbursements/waivers of fees and expenses	171
Total fees and expenses after reimbursements/waivers			2,579
Net investment income			3,450

Net unrealized appreciation on investments			457

Net increase in net assets resulting from operations			$3,907

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,		Year ended September 30,
	2009	†	2008
Operations:
Net investment income	$3,450		$15,362
Net unrealized appreciation (depreciation) on investments	457		(356)
Net increase in net assets resulting from operations	3,907		15,006

Dividends paid or accrued to shareholders
from net investment income	(3,453)		(15,362)

Net capital share transactions	102,028		313,829

Total increase in net assets	102,482		313,473

Net assets:
Beginning of period	931,672		618,199
End of period	$1,034,154		$931,672

†Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                           unaudited

1.	Organization and significant accounting policies

Organization – The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

The fund has two share classes consisting of one retail share class (Class A) and one retirement plan share class (R-5). The retirement plan share class (R-5) is generally offered only through eligible employer-sponsored retirement plans. Each share class is sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject a shareholder to federal alternative minimum taxes. Therefore, while the fund’s distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Generally, income earned by the fund is exempt from federal income taxes.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2009, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$158
Short-term loss carryforwards*:
Expiring 2009	$(27)
Expiring 2010	(2)
Expiring 2011	(3)	(32)

*The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$221
Gross unrealized depreciation on investment securities	(8)
Net unrealized appreciation on investment securities	213
Cost of investment securities	1,027,038

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended March 31, 2009	Year ended September 30, 2008
Class A	$3,052	$13,528
Class R-5	401	1,834
Total	$3,453	$15,362

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $96,000.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended March 31, 2009, the total fees paid by CRMC were $61,000 and $14,000 for Classes A and R-5, respectively.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted a plan of distribution for Class A shares. Under the plan the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No affiliated officers or directors/trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2009
Class A	$601,498	601,498	$2,819	2,819	$(525,032)	(525,032)	$79,285	79,285
Class R-5	183,439	183,439	291	291	(160,987)	(160,987)	22,743	22,743
Total net increase
(decrease)	$784,937	784,937	$3,110	3,110	$(686,019)	(686,019)	$102,028	102,028

Year ended September 30, 2008
Class A	$1,047,017	1,047,017	$12,354	12,354	$(829,292)	(829,292)	$230,079	230,079
Class R-5	362,984	362,984	1,205	1,205	(280,439)	(280,439)	83,750	83,750
Total net increase
(decrease)	$1,410,001	1,410,001	$13,559	13,559	$(1,109,731)	(1,109,731)	$313,829	313,829

(*) Includes exchanges between share classes of the fund.

7. Temporary Guarantee Program for Money Market Funds

The Board of Trustees approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the fund, the Program guarantees that in the event the fund is liquidated, each shareholder of record on September 19, 2008, will receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date the fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, are not covered under the Program to the extent that the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008. During the six months ended March 31, 2009, the fund paid total fees of $232,000, equivalent to 0.025% of the fund’s net assets as of September 19, 2008, to participate in the program through April 30, 2009. During the six months ended March 31, 2009, the expense related to these fees on the accompanying financial statements totaled $201,000.  Subsequent to March 31, 2009, the U.S. Treasury Department elected to extend the period of guarantee through September 18, 2009. The fund paid total fees of $139,000, equivalent to 0.015% of the fund’s net assets as of September 19, 2008, to participate in this extension.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 3/31/2009(4)	$1.00	$.003	$(.003)	$1.00	.33%	$890	.50	%(5)	.47	%(5)	.65	%(5)
Year ended 9/30/2008	1.00	.020	(.020)	1.00	1.99	810	.47		.43		1.93
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.19	580	.51		.47		3.14
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.76	460	.52		.48		2.73
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405	.53		.50		1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418	.53		.53		.49
Class R-5:
Six months ended 3/31/2009(4)	1.00	.003	(.003)	1.00	.32	144	.53	(5)	.50	(5)	.55	(5)
Year ended 9/30/2008	1.00	.019	(.019)	1.00	1.96	122	.51		.47		1.85
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.15	38	.55		.52		3.09
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.72	30	.56		.52		2.69
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27	.56		.53		1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21	.57		.57		.47

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, for the six months ended March 31, 2009, due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses.

(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,003.31	$2.35	.47%
Class A -- assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-5 -- actual return	1,000.00	1,003.18	2.50	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.44	2.52	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Money Fund of America

Investment portfolio
September 30, 2008

[begin pie chart]
Texas	23.38%
Wisconsin	6.25
Maryland	6.02
Massachusetts	5.41
Florida	5.06
Arizona	4.88
Minnesota	4.69
South Carolina	4.02
Nevada	3.95
Pennsylvania	3.62
Other states	31.88
Other assets less liabilities	0.84
[end pie chart]

	Principal
	amount	Value
Short-term securities - 99.16%	(000)	(000)

Alaska - 1.30%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2008-A, AMT, 8.00% 2027 (1)	$4,375	$ 4,375
City of Valdez, Marine Terminal Rev. Ref. Bonds:
BP Pipelines (Alaska) Inc. Project:
Series 2001, 4.00% 2037 (1)	900	900
Series 2003-A, 4.25% 2037 (1)	1,500	1,500
Series 2003-B, 4.25% 2037 (1)	1,200	1,200
Exxon Pipeline Co. Project:
Series 1993-A, 3.90% 2033 (1)	3,200	3,200
Series 1993-C, 3.90% 2033 (1)	900	900
		12,075

Arizona - 4.88%
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds (Tuscon Electric Power Co. Project), Series 2008-B, 8.25% 2029 (1)	5,000	5,000
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B:
1.50% 10/7/2008	5,475	5,475
1.60% 10/10/2008	3,500	3,500
1.65% 10/14/2008	4,500	4,500
1.50% 11/5/2008	3,000	2,999
3.75% 11/10/2008	3,000	3,000
1.75% 11/13/2008	8,000	7,999
Series C:
1.50% 10/6/2008	1,000	1,000
1.60% 10/14/2008	1,000	1,000
1.65% 11/4/2008	11,000	11,000
		45,473

California - 1.08%
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	10,000	10,068

Colorado - 1.81%
Douglas County, Multi-family Housing Rev. Bonds (LincolnPointe Lofts Two Project), Series 2006, AMT, 8.08% 2039 (1)	1,500	1,500
General Fund Tax and Rev. Anticipation Notes, Series 2008-A, 3.00% 6/26/2009	15,000	15,078
Housing and Fin. Auth., Single-family Program Bonds, Series B-2, Class 1, AMT, 7.75% 2038 (1)	300	300
		16,878

District of Columbia - 1.57%
Metropolitan Area Transit Auth., Series 2006-A, TECP, 1.55% 10/3/2008	6,600	6,600
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP:
3.00% 10/23/2008	5,000	5,000
3.00% 10/27/2008	3,000	3,000
		14,600

Florida - 5.06%
Jacksonville Electric Auth.:
Electric System Rev. Bonds, Series 2001-B, 4.25% 2030 (1)	12,800	12,800
Rev. Bonds, Series 2000-B, TECP:
1.70% 10/3/2008	7,000	7,000
1.58% 11/3/2008	10,700	10,700
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2003-C, 7.00% 2033 (1)	5,000	5,000
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 1.55% 10/3/2008	3,500	3,500
City of Miami, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Mercy Hospital Project), Series 1998, 7.92% 2020 (1)	3,350	3,350
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, AMT, 7.50% 2027 (1)	1,000	1,000
Municipal Power Agcy., Initial Pooled Loan Project Notes, Series 1995-A, TECP, 1.40% 10/1/2008	3,840	3,840
		47,190

Georgia - 0.69%
Housing Auth. of the City of Atlanta (The Villages of East Lake Phase II Project), Multi-family Housing Rev. Bonds, Series 1999, AMT, 7.50% 2029 (1)	1,400	1,400
Georgia Private Colleges and Universities Auth., Notes (Emory University Issue), TECP, 1.78% 11/3/2008	5,000	5,000
		6,400

Idaho - 0.81%
Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,551

Illinois - 1.68%
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care):
Series 2008-A, 9.70% 2029 (1)	1,700	1,700
Series 2008-B, 9.70% 2029 (1)	12,000	12,000
Illinois Fin. Auth., Rev. Notes (Depaul University Fncg. Program), TECP, 1.45% 10/9/2008	2,000	2,000
		15,700

Indiana - 0.43%
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Hospitals Project), Series 2000-B, 7.25% 2028 (1)	3,500	3,500
City of Whiting, Industrial Sewage and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1999, AMT, 4.55% 2026 (1)	525	525
		4,025

Kansas - 1.29%
Dev. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2006-D, 4.25% 2031 (1)	12,000	12,000

Louisiana - 0.05%
Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 4.55% 2024 (1)	500	500

Maryland - 6.02%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 1.69% 11/12/2008	10,000	9,997
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 8.25% 2037 (1)	2,280	2,280
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), TECP:
Series 2001-B, 1.35% 10/1/2008	2,000	2,000
Series A:
1.45% 10/6/2008	8,611	8,611
1.65% 10/10/2008	1,000	1,000
1.50% 10/15/2008	9,000	9,000
1.75% 11/6/2008	4,600	4,600
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP:
1.45% 10/9/2008	7,000	7,000
1.75% 10/14/2008	8,000	7,999
1.60% 11/7/2008	1,500	1,500
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.25% 6/1/2009	2,055	2,098
		56,085

Massachusetts - 5.41%
G.O. Bonds:
Demand Bonds, Consolidated Loan of 2006, Series B, 4.40% 2026 (1)	5,200	5,200
Ref. Bonds (Demand Bonds), Series 2005-A, 7.90% 2028 (1)	1,000	1,000
Ref. Bonds, Series 2006-F, TECP, 1.57% 10/14/2008	2,000	2,000
Health and Educational Facs. Auth.:
Demand Rev. Bonds (Harvard University Issue), Series 2004-GG-1, 7.67% 2029 (1)	900	900
Rev. Bonds (Harvard University Issue), Series R, 3.75% 2049 (1)	4,000	4,000
Rev. Notes (Harvard University Issue), Series 2002-EE, TECP, 1.57% 11/3/2008	5,250	5,250
Port. Auth., TECP:
Series 2003-A, 1.42% 10/9/2008	5,000	5,000
Series 2003-B, AMT, 1.42% 10/3/2008	10,000	10,000
School Building Auth., Series 2006-A, TECP:
1.77% 10/7/2008	10,050	10,050
1.52% 10/10/2008	5,000	5,000
University of Massachusetts Building Auth., Rev. Ref. Bonds, Series 2008-3, 7.90% 2034 (1)	2,000	2,000
		50,400

Michigan - 1.61%
Regents of the University of Michigan:
General Rev. Bonds, Series 2002, 6.50% 2032 (1)	965	965
Series H, TECP:
1.68% 10/8/2008	4,000	4,000
1.67% 11/13/2008	10,000	9,998
		14,963

Minnesota - 4.69%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2000-B, 1.55% 11/3/2008	2,000	2,000
Series 2001-A, 1.55% 11/3/2008	3,600	3,600
Series 2001-D, 1.70% 11/5/2008	5,000	5,000
Regents of the University of Minnesota, TECP:
Series 2005-A, 1.30% 10/2/2008	2,100	2,100
Series 2007-B, 1.30% 10/2/2008	2,900	2,900
Series 2007-B, 1.45% 10/3/2008	8,085	8,085
Series 2007-C, 1.30% 10/2/2008	10,000	10,000
Series 2007-C, 1.35% 10/20/2008	10,000	9,999
		43,684

Mississippi - 0.40%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 4.50% 2030 (1)	1,500	1,500
Jackson County, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 4.50% 2023 (1)	2,200	2,200
Business Fin. Corp., Tax-Exempt Gulf Opportunity Zone Rev. Bonds (Tindall Corp. Project), Series 2007, 7.51% 2028 (1)	15	15
		3,715

Missouri - 0.14%
Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Saint Louis University), Series 2008-A-2, 4.25% 2035 (1)	1,300	1,300

Montana - 1.32%
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2003:
4.25% 2025 (1)	2,200	2,200
7.91% 2035 (1)	9,000	9,000
City of Great Falls, Multi-family Housing Rev. Bonds (Autumn Run Apartments Project), Series 1998, AMT, 8.08% 2038 (1)	1,100	1,100
		12,300

Nebraska - 2.38%
Omaha Public Power Dist., TECP:
1.50% 10/15/2008	15,400	15,399
1.60% 11/10/2008	6,800	6,800
		22,199

Nevada - 3.95%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax), Series 2008-A, TECP:
1.65% 10/6/2008	2,000	2,000
1.75% 10/7/2008	2,400	2,400
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), TECP:
Series 2004-A:
1.40% 10/1/2008	4,600	4,600
1.58% 11/6/2008	17,800	17,797
Series 2004-B, 1.50% 10/6/2008	3,900	3,900
City of Reno, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project), Series 2008-A, 4.25% 2042 (1)	6,100	6,100
		36,797

New Jersey - 1.72%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2008-X, 9.00% 2033 (1)	8,000	8,000
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2008-C, 7.85% 2036 (1)	8,000	8,000
		16,000

New York - 1.40%
Dormitory Auth., Rev. Bonds (Cornell University):
Series 2000-A, 6.40% 2029 (1)	5,000	5,000
Series 2008-C, 4.15% 2037 (1)	8,000	8,000
		13,000

North Carolina - 1.15%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP:
1.65% 10/3/2008	2,581	2,581
1.50% 11/5/2008	8,110	8,109
		10,690

Ohio - 0.35%
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 4.25% 2031 (1)	3,250	3,250

Pennsylvania - 3.62%
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 2001-A, TECP, 1.45% 10/6/2008	2,300	2,300
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP:
1.50% 10/1/2008	4,600	4,600
1.60% 10/8/2008	20,400	20,400
Philadelphia Auth. for Industrial Dev., Demand Rev. Bonds, Pooled Loan Program, Series A-2, 9.00% 2038 (1)	5,000	5,000
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Fox Chase Cancer Center Obligated Group), Series 2007-A, 4.15% 2031 (1)	1,400	1,400
		33,700

Rhode Island - 1.44%
Health and Educational Building Corp.:
Higher Education Facs. Rev. Bonds (Brown University Issue), Series 2005-A, 7.60% 2035 (1)	5,400	5,400
Tax-Exempt Standard Notes (Brown University), Series 2006-A, TECP, 1.50% 10/20/2008	8,000	8,000
		13,400

South Carolina - 4.02%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
1.50% 10/1/2008	2,400	2,400
1.50% 10/9/2008	3,294	3,294
1.50% 10/14/2008	3,200	3,200
1.70% 10/14/2008	4,175	4,175
1.75% 10/14/2008	3,100	3,100
1.50% 11/3/2008	7,300	7,300
1.58% 11/5/2008	7,500	7,499
1.60% 11/6/2008	6,505	6,505
		37,473

South Dakota - 0.36%
Lawrence County, Pollution Control Rev. Ref. Bonds (Homestake Mining Co. of California Project), Series 1997-B, 5.25% 2032 (1)	3,400	3,400

Tennessee - 3.33%
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund):
Series 1999, 7.25% 2029 (1)	1,125	1,125
Series 2004, 4.50% 2034 (1)	595	595
Series 2008, 4.50% 2038 (1)	1,800	1,800
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County Vanderbuilt University, Series 2004-A, TECP:
1.35% 10/2/2008	15,660	15,660
1.50% 10/7/2008	6,500	6,500
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Rev. Bonds (YMCA Projects), Series 1998, 7.25% 2018 (1)	1,030	1,030
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool):
Series 1997, 7.25% 2027 (1)	2,200	2,200
Series 2002, 4.50% 2032 (1)	620	620
Series 2006, 4.50% 2036 (1)	1,500	1,500
		31,030

Texas - 23.38%
City of El Paso, Water and Sewer Notes, TECP:
Series 1998-A, 1.45% 10/8/2008	6,000	6,000
Series A, 1.50% 10/15/2008	5,000	5,000
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2001, AMT, 4.55% 2031 (1)	400	400
Harris County, Unlimited Notes, TECP:
Series C:
1.45% 10/6/2008	1,900	1,900
1.50% 10/8/2008	5,315	5,315
1.45% 10/9/2008	3,720	3,720
1.45% 10/10/2008	6,620	6,620
1.60% 10/14/2008	1,000	1,000
Series D, 6.00% 10/10/2008	14,885	14,885
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 1.60% 10/6/2008	4,600	4,600
Montgomery County Housing Fin. Corp., Demand Multi-family Housing Rev. Bonds (Park at Woodline Townhomes), Series 2005, AMT, 8.08% 2038 (1)	3,500	3,500
Public Fin. Auth., G.O. Notes, TECP:
Series 2002-A:
1.50% 10/1/2008	1,000	1,000
1.80% 10/8/2008	6,000	6,000
1.75% 11/13/2008	2,400	2,399
Series 2008, 1.45% 10/6/2008	3,000	3,000
Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	7,000	7,053
Public Fin. Auth., Rev. Notes, Series 2003, TECP:
1.45% 10/7/2008	10,800	10,800
1.50% 10/9/2008	9,000	9,000
1.60% 10/10/2008	7,000	7,000
1.60% 11/7/2008	10,000	10,000
City of San Antonio, Electric and Gas Systems Notes, Series A, TECP:
1.50% 10/6/2008	4,300	4,300
1.45% 10/8/2008	7,500	7,500
1.65% 11/12/2008	13,100	13,097
City of San Antonio, Water System Notes, Series 2001, TECP:
1.55% 11/4/2008	16,940	16,939
1.63% 11/4/2008	12,900	12,900
1.75% 11/10/2008	2,000	2,000
Board of Regents of the Texas A&M University System:
Rev. Fncg. System Bonds:
Series 2005-A, 5.00% 5/15/2009	2,000	2,034
Series 2005-B, 5.00% 5/15/2009	5,065	5,152
Rev. Fncg. System Notes, Series B, TECP:
1.70% 10/3/2008	6,520	6,520
1.58% 11/6/2008	3,000	3,000
Board of Regents of the University of Texas System, Permanent University Fund, Series 2008-A, TECP:
1.50% 10/2/2008	7,500	7,500
1.50% 11/5/2008	10,000	9,998
Board of Regents of the University of Texas System:
Rev. Fncg. System Ref. Bonds, Series 2001-A, 7.68% 2013 (1)	1,600	1,600
Rev. Fncg. System, Series 2002-A, TECP:
1.40% 10/2/2008	9,800	9,800
1.78% 10/7/2008	6,302	6,302
		217,834

Utah - 1.24%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP:
1.45% 10/9/2008	2,200	2,200
1.60% 10/10/2008	4,400	4,400
1.75% 11/3/2008	1,000	1,000
1.60% 11/7/2008	4,000	4,000
		11,600

Washington - 2.16%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2007, AMT, 4.55% 2041 (1)	3,300	3,300
Housing Auth. of Snohomish County, Demand Rev. Bonds (Autumn Chase Apartments Project), Series 2005, 7.25% 2036 (1)	2,400	2,400
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Cedar Ridge Retirement Project), Series 2005-A, AMT, 8.08% 2041 (1)	2,500	2,500
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Lodge at Eagle Ridge Project), Series 2005-A, AMT, 8.08% 2041 (1)	2,200	2,200
Public Power Supply System:
Project No. 1 Ref. Electric Rev. Bonds, Series 1993-1A, 7.90% 2017 (1)	3,900	3,900
Projects Nos. 1 and 3 Ref. Electric Rev. Bonds, Series 1993-A, 7.92% 2018 (1)	1,500	1,500
Industrial Dev. Corp. of the Port of Seattle, Rev. Bonds (Crowley Marine Services, Inc. Project), Series 2001, AMT, 8.09% 2021 (1)	1,800	1,800
Port of Seattle, Rev. Notes, TECP:
Series A-2, 1.60% 10/6/2008	1,945	1,945
Series B-1, AMT, 1.55% 10/2/2008	550	550
		20,095

Wisconsin - 6.25%
G.O. Notes, TECP:
Series 2005-A:
1.50% 10/10/2008	2,150	2,150
1.60% 11/10/2008	4,500	4,500
Series 2006-A:
1.65% 11/5/2008	4,000	4,000
1.50% 11/7/2008	6,000	5,999
4.00% 12/2/2008	2,000	2,000
Operating Notes of 2008, 3.00% 6/15/2009	20,000	20,126
Transportation Rev. Notes, Series 1997-A, TECP:
1.45% 10/1/2008	9,500	9,500
1.60% 10/1/2008	10,000	10,000
		58,275

Wyoming - 2.17%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), AMT:
Series 1987-A, 5.35% 2017 (1)	7,000	7,000
Series 1987-C, 5.35% 2017 (1)	2,100	2,100
Sweetwater County, Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 1.50% 10/1/2008	11,075	11,075
		20,175

Total investment securities (cost: $924,069,000)		923,825
Other assets less liabilities		7,847

Net assets		$931,672

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2008		(dollars in thousands)

Assets:
Investment securities, at value:
(cost: $924,069)			$923,825
Cash			1,005
Receivables for:
Sales of investments		$ 185
Sales of fund's shares		11,786
Interest		2,186	14,157
			938,987
Liabilities:
Payables for:
Repurchases of fund's shares		6,848
Dividends on fund's shares		115
Investment advisory services		240
Services provided by affiliates		63
Trustees' deferred compensation		41
Other		8	7,315
Net assets at September 30, 2008			$931,672

Net assets consist of:
Capital paid in on shares of beneficial interest			$931,945
Distributions in excess of net investment income			(29)
Net unrealized depreciation			(244)
Net assets at September 30, 2008			$931,672

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (932,011 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$810,317	810,612	$1.00
Class R-5	121,355	121,399	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2008		(dollars in thousands)

Investment income:
Income:
Interest			$18,864

Fees and expenses*:
Investment advisory services		$ 2,915
Distribution services		311
Transfer agent services		184
Administrative services		108
Reports to shareholders		21
Registration statement and prospectus		99
Postage, stationery and supplies		35
Trustees' compensation		21
Auditing and legal		50
Custodian		20
State and local taxes		7
Other		23
Total fees and expenses before waivers		3,794
Less waivers of fees and expenses:
Investment advisory services		292
Total fees and expenses after waivers			3,502
Net investment income			15,362

Net unrealized depreciation on investments			(356)

Net increase in net assets resulting
from operations			$15,006

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended September 30
		2008	2007
Operations:
Net investment income		$15,362	$16,127
Net unrealized (depreciation) appreciation on investments		(356)	77
Net increase in net assets resulting from operations		15,006	16,204

Dividends paid or accrued to
shareholders from net investment income		(15,362)	(16,129)

Net capital share transactions		313,829	128,621

Total increase in net assets		313,473	128,696

Net assets:
Beginning of year		618,199	489,503
End of year		$931,672	$618,199

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (R-5). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of both share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders –Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject a shareholder to federal alternative minimum taxes. Therefore, while the fund’s distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund’s objective over the short term).

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Generally, income earned by the fund is exempt from federal income taxes.

As of and during the period ended September 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income  determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2008, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

During the year ended September 30, 2008, the fund reclassified $39,000 from capital paid in on shares of beneficial interest to distributions in excess of net investment income to align financial reporting with tax reporting.

As of September 30, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$158
Short-term loss carryforwards*:
Expiring 2009	$(27)
Expiring 2010	(2)
Expiring 2011	(3)	(32)
Gross unrealized appreciation on investment securities		-
Gross unrealized depreciation on investment securities		(244)
Net unrealized depreciation on investment securities		(244)
Cost of investment securities		924,069

*Reflects the expiration of short-term loss carryforwards of $39,000. The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in future years through the expiration dates. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Year ended September 30, 2008	Year ended September 30, 2007
Class A	$13,528	$15,074
Class R-5	1,834	1,055
Total	$15,362	$16,129

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2008, total investment advisory services fees waived by CRMC were $292,000. As a result, the fee shown on the accompanying financial statements of $2,915,000, which was equivalent to an annualized rate of 0.365%, was reduced to $2,623,000, or 0.329% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted a plan of distribution for Class A shares. Under the plan, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return  of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2008
Class A	$1,047,017	1,047,017	$12,354	12,354	$(829,292)	(829,292)	$230,079	230,079
Class R-5	362,984	362,984	1,205	1,205	(280,439)	(280,439)	83,750	83,750
Total net increase
(decrease)	$1,410,001	1,410,001	$13,559	13,559	$(1,109,731)	(1,109,731)	$313,829	313,829

Year ended September 30, 2007
Class A	$630,475	630,475	$13,895	13,895	$(523,490)	(523,490)	$120,880	120,880
Class R-5	187,374	187,374	532	532	(180,165)	(180,165)	7,741	7,741
Total net increase
(decrease)	$817,849	817,849	$14,427	14,427	$(703,655)	(703,655)	$128,621	128,621

(*) Includes exchanges between share classes of the fund.

6. Subsequent event

After the fund’s fiscal year-end, the board of trustees approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the fund, the Program guarantees that in the event the fund is liquidated, each shareholder of record on September 19, 2008, will receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date the fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, are not covered under the Program to the extent that the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008. The fund paid a fee of $93,000, equivalent to 0.01% of the fund’s net assets as of September 19, 2008, to participate in the Program. The initial term of the Program expires on December 18, 2008; however, the U.S. Treasury Department may elect to extend the period of guarantee through September 18, 2009. If the Program is extended and the fund continues to participate beyond December 18, 2008, additional fees will be paid by the fund.

Financial highlights

	Net asset value, beginning of year	Net investment income (1)	Dividends (from net investment income)	Net asset value, end of year	Total return (2)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (2)	Ratio of net income to average net assets (2)
Class A:
Year ended 9/30/2008	$1.00	$.020	$(.020)	$1.00	1.99%	$810	.47%	.43%	1.93%
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.19	580	.51	.47	3.14
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.76	460	.52	.48	2.73
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405	.53	.50	1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418	.53	.53	.49
Class R-5:
Year ended 9/30/2008	1.00	.019	(.019)	1.00	1.96	122	.51	.47	1.85
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.15	38	.55	.52	3.09
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.72	30	.56	.52	2.69
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27	.56	.53	1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21	.57	.57	.47

(1) Based on average shares outstanding.
(2) This column reflects the impact, if any, of certain waivers from CRMC. During the years shown, CRMC reduced fees for investment advisory services.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 5, 2008

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2008:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

...

American Funds Short-Term Tax-Exempt Bond Fund

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-05750 and 1933 Act. No. 033-26431)

(a)	Declaration of Trust

(b)	By-laws of Registrant

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Form of Investment Advisory and Service Agreement between the Registrant and Capital Research and Management Company

(e)	Underwriting Contracts – Form of Principal Underwriting Agreement, Selling Group Agreements and Institutional Selling Group Agreement

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan

(g)	Custodian Agreements – Form of Global Custody Agreement

(h)
Other Material Contracts – Form of Administrative Services Agreement, Shareholder Services Agreement and Indemnification Agreement; and Agreement and Plan of Reorganization – previously filed (see P/E Amendment No. 32 filed 6/3/09)

(i)	Legal Opinion

(j)	Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - none

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution

(n)	Rule 18f-3 Plan – Form of Multiple Class Plan

(o)	Reserved

(p)	Code of Ethics for The Capital Group Companies and Code of Ethics for the Registrant

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant's Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)            American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)            None

Item 28.                      Location of Accounts and Records

           Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

           Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

           Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 5th day of August, 2009.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Paul G. Haaga, Jr.(Paul G. Haaga, Jr., Vice Chairman)

           Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on August 5, 2009, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Brenda S. Ellerin	President and Trustee
(Brenda S. Ellerin)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ M. Susan Gupton	Treasurer
(M. Susan Gupton)

(3)	Trustees:

	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee

	/s/ Brenda S. Ellerin	President and Trustee
(Brenda S. Ellerin)

	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee

	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)

	R. Clark Hooper*	Trustee
	Laurel B. Mitchell*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By            /s/ Kimberly S. Verdick
Kimberly S. Verdick, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
(Michael J. Triessl)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
(City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
(City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
(City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member